Schedule of Revenue Based Equity Awards (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue	$ 2,211,029		$ 2,972,056		$ 482,285
Company Revenue One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue			$ 50,000,000		$ 50,000,000
Restricted stock award percentage	3.00%		3.00%		3.00%
Company Revenue Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue			$ 100,000,000		$ 100,000,000
Restricted stock award percentage	3.50%		3.50%		3.50%
Company Revenue Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue			$ 150,000,000		$ 150,000,000
Restricted stock award percentage	4.00%		4.00%		4.00%
Company Revenue Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue			$ 200,000,000		$ 200,000,000
Restricted stock award percentage	4.50%		4.50%		4.50%
Company Revenue Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company Revenue			$ 300,000,000		$ 300,000,000
Restricted stock award percentage	5.00%		5.00%		5.00%